Fair Value Disclosures - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Impairment Charges [Abstract]
Collateral dependent loans, carrying amount	$ 2,200	$ 1,400
Collateral dependent loans, valuation allowance	2,100	600
Accounts receivable, credit loss expense (reversal)	1,500	300	$ 700
Other real estate, carrying amount		0
Other real estate, valuation allowance	0	31	90	$ 92
Asset impairment charges	$ 0	$ 0	$ 30